Employee future benefits	9 Months Ended
Sep. 30, 2024
Classes of employee benefits expense [abstract]
Employee future benefits

10.	Employee future benefits

The change in the Company’s employee future benefit obligations is summarized as follows:

	Nine months ended September 30, 2024
	Pension	Other
	benefit plans	benefit plans	Total
	$	$	$
Change in plan liabilities
Balances – Beginning of the period	-	-	-
Acquisition of Aeterna (note 3)	22,036	100	22,136
Current service cost	42	4	46
Interest cost	271	1	272
Actuarial loss from changes in financial assumptions	936	1	937
Benefits paid	(251)	-	(251)
Impact of foreign exchange rate changes	696	1	697
Balances – End of the period	23,730	107	23,837

Change in plan assets
Balances – Beginning of the period	-	-	-
Acquisition of Aeterna Zentaris Inc. (note 3)	10,972	-	10,972
Interest income from plan assets	136	-	136
Employer contributions	13	-	13
Employee contributions	4	-	4
Benefits paid	(87)	-	(87)
Impact of foreign exchange rate changes	346	-	346
Balances – End of the period	11,384	-	11,384

Net liability of the unfunded plans	11,584	107	11,691
Net liability of the funded plans	762	-	762
Net amount recognized as Employee future benefits	12,346	107	12,453

Amounts recognized:
In net loss	173	6	179
Actuarial loss on defined benefit plans in other comprehensive loss	(936)	-	(936)

The calculation of the employee future benefit obligation is sensitive to the discount rate assumption and other assumptions such as the rate of the pension benefit increase. Discount rates were 3.40% as of September 30, 2024, and 3.70% as of June 3, 2024, causing the variances in the actuarial loss on defined benefit plan during the nine months ended September 30, 2024.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)